OPERATING SEGMENTS - Provision recognized in current year reconciliation (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Consolidated provision recognized in current year	Rp (904)	Rp (513)	Rp (567)
Operating Segments.
Disclosure of operating segments [line items]
Total segment provision	(856)	(537)	(578)
Provision recognized from other non-operating segments	(37)	(5)	(7)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and inter-segment elimination	Rp (11)	Rp 29	Rp 18